Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of diluted net loss per share attributable to common stockholders
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis):

	Six Months Ended June 30,
	2021	2022

Convertible preferred stock	115,287,015	—
Contingently redeemable convertible common stock	—	—
Common stock options	27,646,468	24,635,687
Restricted stock units	—	5,107,395
Convertible preferred stock warrants	735,760	—
Common stock warrants	974,350	923,857
Private and Public Placement Warrants	—	14,750,000
Earn-Out Shares	—	13,999,960
Shares subject to repurchase	320,589	—

Total	144,964,182	59,416,899

The following potentially dilutive were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis):

	Year Ended December 31,
	2019	2020	2021
Convertible preferred stock	85,480,841	115,287,015	115,287,015
Common stock options	18,188,736	18,733,170	27,882,520
Restricted stock units	—	—	1,777,183
Convertible preferred stock warrants	625,607	735,760	735,760
Common stock warrants	660,748	660,748	688,349
Shares subject to repurchase	26,226	1,233,707	81,751

Total	104,982,158	136,650,400	146,452,578